Equity-based Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of equity-based awards activity
	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of December 31, 2020	20,127	$577.18
Awards granted	—	$—
Awards forfeited / cancelled	(18,755)	$558.20
Awards vested	(1,372)	$745.92
Awards outstanding as of December 31, 2021	—	$—

Awards vested as of December 31, 2021	1,372	$745.92
Awards expected to vest as of December 31, 2021	—	$—